Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties	$ 2,500,000	$ 500,000	$ 1,000,000
Loan repayment and interest paid to related parties			2,673,389
Settlement of loan from a related party through issuance of Convertible Note	3,000,000
Interest expenses	71,123	8,110	64,753
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Loan from related parties			2,500,000
Loan repayment and interest paid to related parties			3,085,097
Interest expenses	58,500		65,644
Jurchen Investment Corporation one [Member]
Related Party Transaction [Line Items]
Loan repayment and interest paid to related parties	3,000,000
Aenco Technologies Ltd [Member]
Related Party Transaction [Line Items]
Issuance of Convertible Note to related parties		3,000,000
Interest expenses	(13,234)	13,234
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Loan to related parties			3,358,089
Loan repayment and interest received from a related party	611,641	2,962,153
Interest income	4,637	164,600	39,561
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Administrative management services	9,615	38,462
Loan to related parties	92,459	330,341
Interest income	8,963	14,232
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Settlement of loan from a related party through issuance of Convertible Note	153,640	268,102	173,333
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Settlement of loan from a related party through issuance of Convertible Note	138,768	209,626	157,511
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Healthcare services income	$ 961	$ 1,282	$ 7,564